Income Taxes - Schedule of Significant Components of Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Components of Deferred Tax Assets and Liabilities [Abstract]
Inventories	$ 1,578,513	$ 1,537,057
Property and equipment	109,649	103,959
Goodwill and other intangible assets	1,081,544	1,143,962
Right-of-use assets	384,884	285,434
Other	37,266	31,416
Gross deferred tax liabilities	3,191,856	3,101,828
Net operating loss carryforwards and other tax attributes	(623,370)	(530,024)
Allowance for credit losses	(25,670)	(18,949)
Accrued expenses	(17,047)	(9,419)
Accrued litigation liability	(771,912)	(855,962)
Employee and retiree benefits	(31,466)	(26,960)
Goodwill and other intangible assets	(379,401)	(401,822)
Lease liabilities	(416,718)	(312,357)
Share-based compensation	(27,247)	(23,161)
Other	(149,001)	(128,136)
Gross deferred tax assets	(2,441,832)	(2,306,790)
Valuation allowance for deferred tax assets	661,890	602,361
Deferred tax assets, net of valuation allowance	(1,779,942)	(1,704,429)
Net deferred tax liabilities	$ 1,411,914	$ 1,397,399